Financial Risk Management - Summary of Credit Risk Industrial Concentration Financial Institutions and Securities Excluding Equity Securities Derivative (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 214,703,151	₩ 196,018,330
Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	214,712,054	196,025,468
Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(8,903)	(7,138)
Due From Financial Institutions At Amortized Cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	29,500,768	28,362,387
Due From Financial Institutions At Amortized Cost | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	29,500,768	28,362,387
Due From Financial Institutions At Amortized Cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 29,503,511	₩ 28,365,356
%	100.00%	100.00%
Due From Financial Institutions At Amortized Cost | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 29,503,511	₩ 28,365,356
%	100.00%	100.00%
Due From Financial Institutions At Amortized Cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (2,743)	₩ (2,969)
Due From Financial Institutions At Amortized Cost | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(2,743)	(2,969)
Due from financial institutions measured at fair value through profit or loss
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	69,469	200,742
Due from financial institutions measured at fair value through profit or loss | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	69,469	200,742
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 69,469	₩ 200,742
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 69,469	₩ 200,742
%	100.00%	100.00%
Due from financial institutions measured at fair value through profit or loss | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Due from financial institutions measured at fair value through profit or loss | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	61,787,727	63,002,692
Securities measured at fair value through profit or loss | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	15,523,407	16,101,187
Securities measured at fair value through profit or loss | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	35,904,941	35,025,800
Securities measured at fair value through profit or loss | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	10,359,379	11,875,705
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 61,787,727	₩ 63,002,692
%	100.00%	100.00%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 15,523,407	₩ 16,101,187
%	25.12%	25.56%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 35,904,941	₩ 35,025,800
%	58.11%	55.59%
Securities measured at fair value through profit or loss | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 10,359,379	₩ 11,875,705
%	16.77%	18.85%
Securities measured at fair value through profit or loss | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through profit or loss | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through profit or loss | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	9,446,134	3,721,370
Derivative financial assets | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	58,060	6,985
Derivative financial assets | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	8,987,835	3,554,783
Derivative financial assets | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	400,239	159,602
Derivative financial assets | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 9,446,134	₩ 3,721,370
%	100.00%	100.00%
Derivative financial assets | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 58,060	₩ 6,985
%	0.61%	0.19%
Derivative financial assets | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 8,987,835	₩ 3,554,783
%	95.15%	95.52%
Derivative financial assets | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 400,239	₩ 159,602
%	4.24%	4.29%
Derivative financial assets | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Derivative financial assets | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Derivative financial assets | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	55,610,319	56,259,511
Securities measured at fair value through other comprehensive income | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	25,001,019	24,609,458
Securities measured at fair value through other comprehensive income | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	21,034,862	22,669,379
Securities measured at fair value through other comprehensive income | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	9,574,438	8,980,674
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 55,610,319	₩ 56,259,511
%	100.00%	100.00%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 25,001,019	₩ 24,609,458
%	44.96%	43.74%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 21,034,862	₩ 22,669,379
%	37.83%	40.29%
Securities measured at fair value through other comprehensive income | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 9,574,438	₩ 8,980,674
%	17.21%	15.97%
Securities measured at fair value through other comprehensive income | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 0	₩ 0
Securities measured at fair value through other comprehensive income | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at fair value through other comprehensive income | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	0	0
Securities measured at amortized cost
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	58,288,734	44,471,628
Securities measured at amortized cost | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	37,167,818	31,996,146
Securities measured at amortized cost | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	18,619,664	10,447,160
Securities measured at amortized cost | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	2,501,252	2,028,322
Securities measured at amortized cost | Gross Carrying Amount [Member]
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 58,294,894	₩ 44,475,797
%	100.00%	100.00%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 37,167,849	₩ 31,996,180
%	63.76%	71.94%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 18,624,970	₩ 10,450,497
%	31.95%	23.50%
Securities measured at amortized cost | Gross Carrying Amount [Member] | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ 2,502,075	₩ 2,029,120
%	4.29%	4.56%
Securities measured at amortized cost | Allowances
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (6,160)	₩ (4,169)
Securities measured at amortized cost | Allowances | Government and government funded institutions
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(31)	(34)
Securities measured at amortized cost | Allowances | Finance and insurance
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	(5,306)	(3,337)
Securities measured at amortized cost | Allowances | Others
GroupIndustrial Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives [Line Items]
Due From Financial Institutions And Securities Excluding Equity Securities And Derivatives	₩ (823)	₩ (798)